Long-Term Debt - Deferred Financing Costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Long-Term Debt [Abstract]
Opening balance	$ 5,567	$ 7,042
Expenditure in the period	333	2,185
Amortization included within interest expense	(1,239)	(3,660)
Closing balance	$ 4,661	$ 5,567